Overview: (Details) - location				12 Months Ended
	Oct. 07, 2024	Sep. 22, 2023	Oct. 20, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of business combinations line items
Number of airports				9
Agreement term				50 years
Proportion of interest in subsidiary	60.00%	60.00%	60.00%
Aeropuerto de Cancun, S. A. de C. V.
Disclosure of business combinations line items
Proportion of interest in subsidiary				100.00%	100.00%	100.00%
Aerostar
Disclosure of business combinations line items
Proportion of interest in subsidiary				60.00%
Airplan
Disclosure of business combinations line items
Proportion of interest in subsidiary				100.00%
Investing public
Disclosure of business combinations line items
Proportion of interest acquired				57.02%	58.02%	60.63%
ITA
Disclosure of business combinations line items
Proportion of interest acquired				7.65%	7.65%	7.65%
Servicios Estrategia Patrimonial
Disclosure of business combinations line items
Proportion of interest acquired						19.41%
Remer Soluciones a la Inversion
Disclosure of business combinations line items
Proportion of interest acquired						12.31%
CHPAF Holdings, S.A.P.I de C.V.
Disclosure of business combinations line items
Proportion of interest acquired				21.67%	20.67%
Inversiones Productivas Kierke, S.A. de C.V.
Disclosure of business combinations line items
Proportion of interest acquired				12.33%	12.33%
Grupo ADO, S.A. de C.V.
Disclosure of business combinations line items
Proportion of interest acquired				1.33%	1.33%